Vanguard® Mortgage-Backed Securities Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.3%)
Conventional Mortgage-Backed Securities (99.3%)
[1,2]	Freddie Mac Gold Pool	2.000%	1/1/2028–12/1/2031	1,130	1,095
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	17,985	17,367
[1,2]	Freddie Mac Gold Pool	3.000%	8/1/2028–6/1/2049	113,869	104,391
[1,2]	Freddie Mac Gold Pool	3.500%	6/1/2026–2/1/2049	112,978	105,366
[1,2]	Freddie Mac Gold Pool	4.000%	12/1/2026–6/1/2049	85,443	81,920
[1,2]	Freddie Mac Gold Pool	4.500%	3/1/2028–11/1/2048	35,583	34,971
[1,2]	Freddie Mac Gold Pool	5.000%	2/1/2028–11/1/2048	9,987	10,071
[1,2]	Freddie Mac Gold Pool	5.500%	10/1/2026–12/1/2038	5,697	5,821
[1,2]	Freddie Mac Gold Pool	6.000%	11/1/2028–5/1/2040	4,225	4,391
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/2028–12/1/2038	48	52
[1]	Ginnie Mae I Pool	2.500%	6/15/2027–6/15/2028	19	19
[1]	Ginnie Mae I Pool	3.000%	4/15/2042–8/15/2043	6,406	5,853
[1]	Ginnie Mae I Pool	3.500%	1/15/2041–9/15/2049	10,401	9,738
[1]	Ginnie Mae I Pool	4.000%	4/15/2039–6/15/2049	8,377	8,044
[1]	Ginnie Mae I Pool	4.500%	8/15/2033–7/15/2049	12,310	12,157
[1]	Ginnie Mae I Pool	5.000%	2/15/2039–4/15/2041	3,532	3,567
[1]	Ginnie Mae I Pool	6.500%	10/15/2028–1/15/2039	30	30
[1]	Ginnie Mae II Pool	1.500%	2/20/2051–12/20/2051	11,558	9,064
[1,3,4]	Ginnie Mae II Pool	2.000%	8/20/2050–6/15/2056	472,044	387,778
[1,4]	Ginnie Mae II Pool	2.500%	6/20/2027–6/15/2056	467,396	400,652
[1,4]	Ginnie Mae II Pool	3.000%	6/20/2028–6/15/2056	458,362	410,523
[1,4]	Ginnie Mae II Pool	3.500%	7/20/2026–6/15/2056	395,869	364,101
[1,3,4]	Ginnie Mae II Pool	4.000%	8/20/2039–6/15/2056	291,692	275,407
[1,4]	Ginnie Mae II Pool	4.500%	2/20/2039–6/15/2056	449,684	435,621
[1,3,4]	Ginnie Mae II Pool	5.000%	4/20/2039–6/15/2056	761,334	754,638
[1,4]	Ginnie Mae II Pool	5.500%	2/20/2049–7/15/2056	686,315	693,450
[1,4]	Ginnie Mae II Pool	6.000%	12/20/2052–6/15/2056	347,070	355,502
[1,4]	Ginnie Mae II Pool	6.500%	10/20/2028–6/15/2056	110,380	115,299
[1]	Ginnie Mae II Pool	7.000%	4/20/2038–12/20/2054	17,179	17,925
[1]	Ginnie Mae II Pool	7.500%	1/20/2054–2/20/2054	959	995
[1,2]	UMBS Pool	1.500%	7/1/2035–4/1/2052	590,264	483,801
[1,2,4]	UMBS Pool	2.000%	11/1/2027–6/25/2056	2,615,646	2,169,961
[1,2,4]	UMBS Pool	2.500%	3/1/2027–7/25/2056	1,812,792	1,557,016
[1,2,4]	UMBS Pool	3.000%	2/1/2028–6/25/2056	1,103,967	986,627
[1,2,4]	UMBS Pool	3.500%	7/1/2026–6/25/2056	705,243	651,511
[1,2,4]	UMBS Pool	4.000%	9/1/2026–6/25/2056	672,638	638,799
[1,2,4]	UMBS Pool	4.500%	3/1/2029–7/25/2056	734,286	713,294
[1,2,4]	UMBS Pool	5.000%	5/1/2030–7/25/2056	1,507,913	1,494,898
[1,2,4]	UMBS Pool	5.500%	12/1/2030–7/25/2056	1,682,786	1,702,582
[1,2,4]	UMBS Pool	6.000%	7/1/2026–6/25/2056	1,311,256	1,348,125
[1,2,4]	UMBS Pool	6.500%	11/1/2052–7/25/2056	507,423	530,911
[1,2]	UMBS Pool	7.000%	10/1/2033–8/1/2055	80,020	84,960
[1,2]	UMBS Pool	7.500%	11/1/2053–1/1/2054	4,249	4,553
					16,992,846
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.553%	12/1/2041	7	7
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	4	4
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.745%	3/1/2043	53	55
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	14	14
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.281%	7/1/2043	65	67
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.622%	6.354%	6/1/2043	10	11
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.627%	5.752%	3/1/2038	1	1
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.407%	10/1/2042	18	19
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	5	5
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	61	64
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.970%	12/1/2040	16	17
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.717%	6.215%	8/1/2039	12	12
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.734%	5.920%	5/1/2042	4	4
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.022%	5/1/2042	3	3
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.237%	2/1/2042	14	14
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.319%	3/1/2042	11	12
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.794%	6.281%	8/1/2042	22	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.804%	6.260%	11/1/2039	3	4
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.212%	11/1/2041	10	10
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	1	1
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.060%	2/1/2041	1	1
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	6	6
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	3	3
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.293%	12/1/2041	15	15
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	2	2
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.537%	5/1/2041	7	8
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.055%	3/1/2041	12	13
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.972%	4/1/2041	9	10
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.459%	9/1/2040	7	7
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.960%	5/1/2040	1	1
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	29	30
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.034%	4/1/2037	2	2
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	11/1/2043	21	22
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	2	2
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	5.879%	2/1/2037	2	2
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/2040	2	2
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.831%	6.208%	2/1/2042	4	4
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	9	10
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.630%	6/1/2040	3	3
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	3	3
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.312%	12/1/2039	2	2
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	1	1
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.065%	2/1/2041	14	15
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.210%	3/1/2038	4	4
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	1/20/2041–2/20/2041	63	64
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.125%	11/20/2040–12/20/2042	72	73
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2041–8/20/2041	21	21
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	4/20/2041	1	1
[1,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.625%	11/20/2040	2	2
[1,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	1	1
					677
Total U.S. Government and Agency Obligations (Cost $17,803,702)					16,993,523
				Shares
Temporary Cash Investments (5.3%)
Money Market Fund (5.3%)
[6]	Vanguard Market Liquidity Fund (Cost $911,033)	3.667%		9,111,296	911,038
Total Investments (104.6%) (Cost $18,714,735)					17,904,561
Other Assets and Liabilities—Net (-4.6%)					(784,025)
Net Assets (100%)					17,120,536
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Securities with a value of $3,033 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
UMBS—Uniform Mortgage-Backed Securities.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at May 31, 2026.
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,993,523	—	16,993,523
Temporary Cash Investments	911,038	—	—	911,038
Total	911,038	16,993,523	—	17,904,561